Label	Element	Value	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	RYDEX ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001208211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2015
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim Russell Top 50® Mega Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading		GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF (XLG)
Objective [Heading]	rr_ObjectiveHeading		INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Guggenheim Russell Top 50® Mega Cap ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the daily performance of the Russell Top 50® Mega Cap Index Total Return (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading		FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		6.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions		Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example [Heading]	rr_ExpenseExampleHeading		EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock		This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading		PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged capitalization-weighted index comprised of the 50 largest companies in the Russell 3000® Index, which is an unmanaged capitalization-weighted index that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market. As of December 31, 2014, the Underlying Index included companies with a capitalization range of $1.7 billion to $647.5 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, consumer staples, financials, health care and information technology sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading		PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Consumer Staples Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer staples sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer staples sector. The performance of consumer staples companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk—The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus		Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns		The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone		800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture		Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading		The performance information shown below is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	13.84%	Q4 2008	-18.71%

Performance Table Heading	rr_PerformanceTableHeading		AVERAGE ANNUAL TOTAL RETURN(for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate		The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim Russell Top 50® Mega Cap ETF | Russell Top 50® Mega Cap Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		Russell Top 50® Mega Cap Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		11.67%
5 Years	rr_AverageAnnualReturnYear05		13.77%
Since Inception	rr_AverageAnnualReturnSinceInception		7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate		May 04, 2005
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim Russell Top 50® Mega Cap ETF | Guggenheim Russell Top 50® Mega Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol		XLG
Shareholder Fee, Other	rr_ShareholderFeeOther		none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets		0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets		none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets		0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01		20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03		64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05		113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10		255
Annual Return 2006	rr_AnnualReturn2006		17.86%
Annual Return 2007	rr_AnnualReturn2007		4.65%
Annual Return 2008	rr_AnnualReturn2008		(33.75%)
Annual Return 2009	rr_AnnualReturn2009		20.21%
Annual Return 2010	rr_AnnualReturn2010		9.25%
Annual Return 2011	rr_AnnualReturn2011		4.16%
Annual Return 2012	rr_AnnualReturn2012		15.35%
Annual Return 2013	rr_AnnualReturn2013		28.78%
Annual Return 2014	rr_AnnualReturn2014		11.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		13.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(18.71%)
Label	rr_AverageAnnualReturnLabel		Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01		11.42%
5 Years	rr_AverageAnnualReturnYear05		13.50%
Since Inception	rr_AverageAnnualReturnSinceInception		6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate		May 04, 2005
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim Russell Top 50® Mega Cap ETF | Guggenheim Russell Top 50® Mega Cap ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01		10.44%
5 Years	rr_AverageAnnualReturnYear05		12.58%
Since Inception	rr_AverageAnnualReturnSinceInception		6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate		May 04, 2005
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim Russell Top 50® Mega Cap ETF | Guggenheim Russell Top 50® Mega Cap ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01		6.44%
5 Years	rr_AverageAnnualReturnYear05		10.35%
Since Inception	rr_AverageAnnualReturnSinceInception		5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate		May 04, 2005
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading		GUGGENHEIM S&P 500® PURE GROWTH ETF (RPG)
Objective [Heading]	rr_ObjectiveHeading		INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Guggenheim S&P 500® Pure Growth ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Pure Growth Index Total Return (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading		FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		46.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions		Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example [Heading]	rr_ExpenseExampleHeading		EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock		This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading		PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P 500® companies with strong growth characteristics as selected by S&P. As of December 31, 2014, the Underlying Index included 106 of the constituents that comprise the S&P 500®. As of December 31, 2014, the Underlying Index included companies with capitalizations ranging from $5.9 billion to $647.5 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, financials, information technology and health care sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading		PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Growth Stocks Risk—Growth companies typically invest a high portion of their earnings in their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Health Care Sector Risk—The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus		Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns		The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone		800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture		Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading		The performance information shown below is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	21.83%	Q4 2008	-24.55%

Performance Table Heading	rr_PerformanceTableHeading		AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate		The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Growth ETF | S&P 500 Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		13.69%
5 Years	rr_AverageAnnualReturnYear05		15.45%
Since Inception	rr_AverageAnnualReturnSinceInception		7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Growth ETF | S&P 500 Pure Growth Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P 500® Pure Growth Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		14.30%
5 Years	rr_AverageAnnualReturnYear05		19.54%
Since Inception	rr_AverageAnnualReturnSinceInception		10.99%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Growth ETF | Guggenheim S&P 500® Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol		RPG
Shareholder Fee, Other	rr_ShareholderFeeOther		none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets		0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets		none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets		0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01		36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03		113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05		197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10		443
Annual Return 2007	rr_AnnualReturn2007		6.34%
Annual Return 2008	rr_AnnualReturn2008		(39.10%)
Annual Return 2009	rr_AnnualReturn2009		50.21%
Annual Return 2010	rr_AnnualReturn2010		27.12%
Annual Return 2011	rr_AnnualReturn2011		0.35%
Annual Return 2012	rr_AnnualReturn2012		15.02%
Annual Return 2013	rr_AnnualReturn2013		43.27%
Annual Return 2014	rr_AnnualReturn2014		13.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		21.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(24.55%)
Label	rr_AverageAnnualReturnLabel		Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01		13.89%
5 Years	rr_AverageAnnualReturnYear05		19.08%
Since Inception	rr_AverageAnnualReturnSinceInception		10.59%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Growth ETF | Guggenheim S&P 500® Pure Growth ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01		13.55%
5 Years	rr_AverageAnnualReturnYear05		18.80%
Since Inception	rr_AverageAnnualReturnSinceInception		10.35%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Growth ETF | Guggenheim S&P 500® Pure Growth ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01		7.85%
5 Years	rr_AverageAnnualReturnYear05		15.42%
Since Inception	rr_AverageAnnualReturnSinceInception		8.57%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading		GUGGENHEIM S&P 500® PURE VALUE ETF (RPV)
Objective [Heading]	rr_ObjectiveHeading		INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Guggenheim S&P 500® Pure Value ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Pure Value Index Total Return (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading		FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		25.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions		Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example [Heading]	rr_ExpenseExampleHeading		EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock		This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading		PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P 500® companies with strong value characteristics as selected by S&P. As of December 31, 2014, the Underlying Index included 123 of the constituents that comprise the S&P 500®. As of December 31, 2014, the Underlying Index included companies with capitalizations ranging from $2.9 billion to $391.5 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, energy and financials sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading		PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Energy Sector Risk—The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy sector companies is closely tied to the price and supply of energy fuels and international political events.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus		Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns		The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone		800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture		Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading		The performance information shown below is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	44.34%	Q4 2008	-31.03%

Performance Table Heading	rr_PerformanceTableHeading		AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate		The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Value ETF | S&P 500 Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		13.69%
5 Years	rr_AverageAnnualReturnYear05		15.45%
Since Inception	rr_AverageAnnualReturnSinceInception		7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Value ETF | S&P 500 Pure Value Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P 500® Pure Value Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		12.68%
5 Years	rr_AverageAnnualReturnYear05		20.67%
Since Inception	rr_AverageAnnualReturnSinceInception		9.87%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Value ETF | Guggenheim S&P 500® Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol		RPV
Shareholder Fee, Other	rr_ShareholderFeeOther		none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets		0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets		none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets		0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01		36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03		113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05		197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10		443
Annual Return 2007	rr_AnnualReturn2007		4.10%
Annual Return 2008	rr_AnnualReturn2008		(48.04%)
Annual Return 2009	rr_AnnualReturn2009		53.96%
Annual Return 2010	rr_AnnualReturn2010		22.56%
Annual Return 2011	rr_AnnualReturn2011		(1.22%)
Annual Return 2012	rr_AnnualReturn2012		25.01%
Annual Return 2013	rr_AnnualReturn2013		47.44%
Annual Return 2014	rr_AnnualReturn2014		12.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		44.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(31.03%)
Label	rr_AverageAnnualReturnLabel		Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01		12.27%
5 Years	rr_AverageAnnualReturnYear05		20.17%
Since Inception	rr_AverageAnnualReturnSinceInception		9.37%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Value ETF | Guggenheim S&P 500® Pure Value ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01		11.49%
5 Years	rr_AverageAnnualReturnYear05		19.48%
Since Inception	rr_AverageAnnualReturnSinceInception		8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Value ETF | Guggenheim S&P 500® Pure Value ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01		6.93%
5 Years	rr_AverageAnnualReturnYear05		16.11%
Since Inception	rr_AverageAnnualReturnSinceInception		7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading		GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF (RFG)
Objective [Heading]	rr_ObjectiveHeading		INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Guggenheim S&P MidCap 400® Pure Growth ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400® Pure Growth Index Total Return (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading		FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		75.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions		Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example [Heading]	rr_ExpenseExampleHeading		EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock		This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading		PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P MidCap 400® companies with strong growth characteristics as selected by S&P. As of December 31, 2014, the Underlying Index included 86 of the constituents that comprise the S&P MidCap 400®. As of December 31, 2014, the Underlying Index included companies with a capitalization range of $1.9 billion to $13.8 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, financials, industrials, information technology and health care sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading		PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Growth Stocks Risk—Growth companies typically invest a high portion of their earnings in their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Health Care Sector Risk—The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk—The Fund's investments are exposed to issuers conducting business in the industrials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus		Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns		The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone		800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture		Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading		The performance information shown below is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	27.02%	Q4 2008	-25.18%

Performance Table Heading	rr_PerformanceTableHeading		AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate		The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Growth ETF | S&P 500 Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		13.69%
5 Years	rr_AverageAnnualReturnYear05		15.45%
Since Inception	rr_AverageAnnualReturnSinceInception		7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Growth ETF | S&P MidCap 400 Pure Growth Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P MidCap 400® Pure Growth Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		(0.10%)
5 Years	rr_AverageAnnualReturnYear05		16.75%
Since Inception	rr_AverageAnnualReturnSinceInception		10.72%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Growth ETF | Guggenheim S&P MidCap 400® Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol		RFG
Shareholder Fee, Other	rr_ShareholderFeeOther		none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets		0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets		none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets		0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01		36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03		113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05		197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10		443
Annual Return 2007	rr_AnnualReturn2007		9.95%
Annual Return 2008	rr_AnnualReturn2008		(35.48%)
Annual Return 2009	rr_AnnualReturn2009		59.76%
Annual Return 2010	rr_AnnualReturn2010		34.72%
Annual Return 2011	rr_AnnualReturn2011		0.45%
Annual Return 2012	rr_AnnualReturn2012		16.90%
Annual Return 2013	rr_AnnualReturn2013		35.71%
Annual Return 2014	rr_AnnualReturn2014		(0.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		27.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(25.18%)
Label	rr_AverageAnnualReturnLabel		Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01		(0.33%)
5 Years	rr_AverageAnnualReturnYear05		16.43%
Since Inception	rr_AverageAnnualReturnSinceInception		10.37%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Growth ETF | Guggenheim S&P MidCap 400® Pure Growth ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01		(0.58%)
5 Years	rr_AverageAnnualReturnYear05		16.24%
Since Inception	rr_AverageAnnualReturnSinceInception		10.22%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Growth ETF | Guggenheim S&P MidCap 400® Pure Growth ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01		(0.18%)
5 Years	rr_AverageAnnualReturnYear05		13.22%
Since Inception	rr_AverageAnnualReturnSinceInception		8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading		GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF (RFV)
Objective [Heading]	rr_ObjectiveHeading		INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Guggenheim S&P MidCap 400® Pure Value ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400® Pure Value Index Total Return (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading		FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		40.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions		Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees		The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading		EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock		This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading		PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P MidCap 400® companies with strong value characteristics as selected by S&P. As of December 31, 2014, the Underlying Index included 105 of the constituents that comprise the S&P MidCap 400®. As of December 31, 2014, the Underlying Index included companies with capitalizations ranging from $924.9 million to $8.5 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, energy, financials, industrials, information technology and materials sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading		PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Energy Sector Risk—The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy sector companies is closely tied to the price and supply of energy fuels and international political events.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk—The Fund's investments are exposed to issuers conducting business in the industrials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Materials Sector Risk—The Fund’s investments are exposed to issuers conducting business in the materials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the materials sector. The prices of the securities of materials companies are closely tied to commodity prices, exchange rates, import controls and market competition.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus		Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns		The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone		800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture		Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading		The performance information shown below is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	39.27%	Q4 2008	-34.51%

Performance Table Heading	rr_PerformanceTableHeading		AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate		The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Value ETF | S&P 500 Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		13.69%
5 Years	rr_AverageAnnualReturnYear05		15.45%
Since Inception	rr_AverageAnnualReturnSinceInception		7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Value ETF | S&P MidCap 400 Pure Value Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P MidCap 400® Pure Value Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		8.74%
5 Years	rr_AverageAnnualReturnYear05		16.12%
Since Inception	rr_AverageAnnualReturnSinceInception		8.71%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Value ETF | Guggenheim S&P MidCap 400® Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol		RFV
Shareholder Fee, Other	rr_ShareholderFeeOther		none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets		0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets		none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets		0.37%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01		38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03		119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05		207
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10		467
Annual Return 2007	rr_AnnualReturn2007		(3.19%)
Annual Return 2008	rr_AnnualReturn2008		(42.85%)
Annual Return 2009	rr_AnnualReturn2009		58.35%
Annual Return 2010	rr_AnnualReturn2010		22.54%
Annual Return 2011	rr_AnnualReturn2011		(5.54%)
Annual Return 2012	rr_AnnualReturn2012		19.05%
Annual Return 2013	rr_AnnualReturn2013		38.25%
Annual Return 2014	rr_AnnualReturn2014		8.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		39.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(34.51%)
Label	rr_AverageAnnualReturnLabel		Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01		8.36%
5 Years	rr_AverageAnnualReturnYear05		15.61%
Since Inception	rr_AverageAnnualReturnSinceInception		8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Value ETF | Guggenheim S&P MidCap 400® Pure Value ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01		7.79%
5 Years	rr_AverageAnnualReturnYear05		15.05%
Since Inception	rr_AverageAnnualReturnSinceInception		7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Value ETF | Guggenheim S&P MidCap 400® Pure Value ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01		4.72%
5 Years	rr_AverageAnnualReturnYear05		12.31%
Since Inception	rr_AverageAnnualReturnSinceInception		6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading		GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF (RZG)
Objective [Heading]	rr_ObjectiveHeading		INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Guggenheim S&P SmallCap 600® Pure Growth ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600® Pure Growth Index Total Return (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading		FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		78.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions		Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example [Heading]	rr_ExpenseExampleHeading		EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock		This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading		PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong growth characteristics as selected by S&P. As of December 31, 2014, the Underlying Index included 138 of the constituents that comprise the S&P SmallCap 600®. As of December 31, 2014, the Underlying Index included companies with a capitalization range of $240.9 million to $4.9 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, financials, industrials, information technology and health care sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading		PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Growth Stocks Risk—Growth companies typically invest a high portion of their earnings in their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Health Care Sector Risk—The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk—The Fund's investments are exposed to issuers conducting business in the industrials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/ Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.
Small-Capitalization Securities Risk—Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus		Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns		The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone		800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture		Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading		The performance information shown below is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	29.48%	Q4 2008	-26.10%

Performance Table Heading	rr_PerformanceTableHeading		AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate		The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Growth ETF | S&P 500 Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		13.69%
5 Years	rr_AverageAnnualReturnYear05		15.45%
Since Inception	rr_AverageAnnualReturnSinceInception		7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Growth ETF | S&P SmallCap 600 Pure Growth Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P SmallCap 600® Pure Growth Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		1.73%
5 Years	rr_AverageAnnualReturnYear05		17.49%
Since Inception	rr_AverageAnnualReturnSinceInception		9.11%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Growth ETF | Guggenheim S&P SmallCap 600® Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol		RZG
Shareholder Fee, Other	rr_ShareholderFeeOther		none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets		0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets		none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets		0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01		36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03		113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05		197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10		443
Annual Return 2007	rr_AnnualReturn2007		1.28%
Annual Return 2008	rr_AnnualReturn2008		(33.03%)
Annual Return 2009	rr_AnnualReturn2009		37.61%
Annual Return 2010	rr_AnnualReturn2010		28.21%
Annual Return 2011	rr_AnnualReturn2011		4.75%
Annual Return 2012	rr_AnnualReturn2012		12.64%
Annual Return 2013	rr_AnnualReturn2013		43.45%
Annual Return 2014	rr_AnnualReturn2014		1.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		29.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(26.10%)
Label	rr_AverageAnnualReturnLabel		Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01		1.45%
5 Years	rr_AverageAnnualReturnYear05		17.09%
Since Inception	rr_AverageAnnualReturnSinceInception		8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Growth ETF | Guggenheim S&P SmallCap 600® Pure Growth ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01		1.29%
5 Years	rr_AverageAnnualReturnYear05		16.91%
Since Inception	rr_AverageAnnualReturnSinceInception		8.70%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Growth ETF | Guggenheim S&P SmallCap 600® Pure Growth ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01		0.82%
5 Years	rr_AverageAnnualReturnYear05		13.78%
Since Inception	rr_AverageAnnualReturnSinceInception		7.12%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading		GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF (RZV)
Objective [Heading]	rr_ObjectiveHeading		INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Guggenheim S&P SmallCap 600® Pure Value ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600® Pure Value Index Total Return (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading		FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		51.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions		Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example [Heading]	rr_ExpenseExampleHeading		EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock		This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading		PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong value characteristics as selected by S&P. As of December 31, 2014, the Underlying Index included 158 of the constituents that comprise the S&P SmallCap 600®. As of December 31, 2014, the Underlying Index included companies with a capitalization range of $90.5 million to $3.5 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, energy, financials, industrials and information technology sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading		PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Energy Sector Risk—The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy sector companies is closely tied to the price and supply of energy fuels and international political events.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk—The Fund's investments are exposed to issuers conducting business in the industrials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk—Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus		Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns		The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone		800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture		Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading		The performance information shown below is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	75.37%	Q4 2008	-37.39%

Performance Table Heading	rr_PerformanceTableHeading		AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate		The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Value ETF | S&P 500 Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		13.69%
5 Years	rr_AverageAnnualReturnYear05		15.45%
Since Inception	rr_AverageAnnualReturnSinceInception		7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Value ETF | S&P SmallCap 600 Pure Value Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes		(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel		S&P SmallCap 600® Pure Value Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01		3.09%
5 Years	rr_AverageAnnualReturnYear05		16.87%
Since Inception	rr_AverageAnnualReturnSinceInception		7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Value ETF | Guggenheim S&P SmallCap 600® Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol		RZV
Shareholder Fee, Other	rr_ShareholderFeeOther		none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets		0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets		none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.01%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets		0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01		37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03		116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05		202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10		455
Annual Return 2007	rr_AnnualReturn2007		(18.84%)
Annual Return 2008	rr_AnnualReturn2008		(42.44%)
Annual Return 2009	rr_AnnualReturn2009		67.03%
Annual Return 2010	rr_AnnualReturn2010		28.13%
Annual Return 2011	rr_AnnualReturn2011		(7.75%)
Annual Return 2012	rr_AnnualReturn2012		21.31%
Annual Return 2013	rr_AnnualReturn2013		45.11%
Annual Return 2014	rr_AnnualReturn2014		2.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		75.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(37.39%)
Label	rr_AverageAnnualReturnLabel		Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01		2.67%
5 Years	rr_AverageAnnualReturnYear05		16.39%
Since Inception	rr_AverageAnnualReturnSinceInception		7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Value ETF | Guggenheim S&P SmallCap 600® Pure Value ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01		2.36%
5 Years	rr_AverageAnnualReturnYear05		16.05%
Since Inception	rr_AverageAnnualReturnSinceInception		6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Value ETF | Guggenheim S&P SmallCap 600® Pure Value ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel		Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01		1.51%
5 Years	rr_AverageAnnualReturnYear05		13.10%
Since Inception	rr_AverageAnnualReturnSinceInception		5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate		Mar. 01, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.